Consolidated statement of comprehensive income - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019		Sep. 30, 2018	Mar. 31, 2018
Statements of comprehensive income
Net profit for the period	$ 3,176	[1]	$ 3,899	$ 4,200
Net profit for the period, percentage movement from prior period	(19.00%)
Net profit for the period, percentage movement from same period of prior year	(24.00%)
Gains/(losses) recognised in equity on:
Available-for-sale securities			(69)	(33)
Debt securities measured at fair value through other comprehensive income (FVOCI)	$ 65
Cash flow hedging instruments	$ (192)		(96)	(65)
Cash flow hedging instruments, percentage movement from prior period	100.00%
Cash flow hedging instruments, percentage movement from same period of prior year	195.00%
Transferred to income statement
Available-for-sale securities			75	(9)
Debt securities measured at FVOCI	$ (25)
Cash flow hedging instruments	80		109	94
Foreign currency translation reserve	$ (10)			(3)
Cash flow hedging instruments, percentage movement from prior period	(27.00%)
Cash flow hedging instruments, percentage movement from same period of prior year	(15.00%)
Exchange differences on translation of foreign operations	$ 55		143	38
Exchange differences on translation of foreign operations, percentage movement from prior period	(62.00%)
Exchange differences on translation of foreign operations, percentage movement from same period of prior year	45.00%
Income tax on items taken to or transferred from equity:
Available-for-sale securities reserve			(4)	13
Debt securities measured at FVOCI	$ (14)
Cash flow hedge reserve	33		(4)	(9)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI	1
Own credit adjustment on financial liabilities designated at fair value	(2)		19	24
Remeasurement of defined benefit obligation recognised in equity	(151)		58	(13)
Other comprehensive income for the period (net of tax)	(160)		231	37
Total comprehensive income for the period	$ 3,016		4,130	4,237
Total comprehensive income for the period, percentage movement from prior period	(27.00%)
Total comprehensive income for the period, percentage movement from same period of prior year	(29.00%)
Attributable to:
Owners of Westpac Banking Corporation	$ 3,012		4,128	4,235
Non-controlling interests	4		2	2
Total comprehensive income for the period	$ 3,016		$ 4,130	$ 4,237
Owners of Westpac Banking Corporation, percentage movement from prior period	(27.00%)
Owners of Westpac Banking Corporation, percentage movement from same period of prior year	(29.00%)
Non-controlling interests, percentage movement from prior period	100.00%
Non-controlling interests, percentage movement from same period of prior year	100.00%
Total comprehensive income for the period, percentage movement from prior period	(27.00%)
Total comprehensive income for the period, percentage movement from same period of prior year	(29.00%)

[1]	The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.